Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) quotesPerInvestment	Dec. 31, 2022 USD ($) quotesPerInvestment	Dec. 31, 2021 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	2.8	2.9	3.0
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers in/(out)	$ (6.7)	$ 0.0	$ (19.5)
Settlements and sales	(58.4)	(147.4)	(182.0)
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	482.4	533.0	307.1
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 482.4	$ 533.0	$ 307.1